Deferred income tax - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	$ (105,149)	$ (158,055)		$ (163,741)
Additions through business combinations		137,864		79,395
Tax income/(charge)	6,902	183,855		73,712
Effects of movement in exchange rates	(24,927)	(6,915)		(11,365)
Net deferred income tax, Ending balance	(73,320)	(105,149)		(158,055)
Deductible temporary differences for which no deferred tax is recognized	2,400,000	1,800,000		1,800,000
Deferred tax liabilities	137,106	183,518	[1]
BRAZIL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Ending balance	57,900
Decrease in deferred tax asset as a result of obtaining greater clarity on the treatment of certain expenses	20,600
December 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	91,100	222,300		230,900
December 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	138,900	180,000		191,000
December 31, 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	63,600	274,300		298,100
December 31, 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	39,400	99,400		0
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(172,739)	(166,020)		(168,784)
Additions through business combinations		61,184		6,065
Tax income/(charge)	24,045	49,634		(2,185)
Effects of movement in exchange rates	(36,443)	(4,831)		(11,014)
Net deferred income tax, Ending balance	(112,251)	(172,739)		(166,020)
Deferred tax liabilities, including netting	107,444	165,602
Provisions / share based payments obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	71,649	69,428		81,846
Tax income/(charge)	(8,943)	3,859		(7,659)
Effects of movement in exchange rates	12,482	1,638		4,759
Net deferred income tax, Ending balance	50,224	71,649		69,428
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(177,619)	(166,157)		(191,887)
Additions through business combinations		76,680		73,330
Tax income/(charge)	(9,239)	59,702		85,254
Effects of movement in exchange rates	(42,111)	(5,516)		(13,806)
Net deferred income tax, Ending balance	(144,747)	(177,619)		(166,157)
Deferred tax liabilities, including netting	168,133	197,932
Loans and derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	18,734	(14,885)		(26,054)
Tax income/(charge)	10,002	33,127		9,295
Effects of movement in exchange rates	4,442	(492)		(1,874)
Net deferred income tax, Ending balance	24,294	18,734		(14,885)
Other including unrealized exchange differences/tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	136,959	113,453		135,529
Tax income/(charge)	(14,195)	26,044		(11,895)
Effects of movement in exchange rates	32,467	2,538		10,181
Net deferred income tax, Ending balance	90,297	136,959		113,453
Right-of-use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(135,807)	(138,846)		(136,986)
Tax income/(charge)	(12,090)	8,752		(11,368)
Effects of movement in exchange rates	(32,198)	5,713		(9,508)
Net deferred income tax, Ending balance	(115,699)	(135,807)		(138,846)
Deferred tax liabilities, including netting	42,299	81,987
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	153,674	144,972		142,595
Tax income/(charge)	17,322	2,737		12,274
Effects of movement in exchange rates	36,434	(5,965)		9,897
Net deferred income tax, Ending balance	134,562	153,674		144,972
Deferred tax liabilities, including netting	(49,676)	(88,255)
Undistributed earnings of subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	$ 6,500	$ 122,200		$ 104,900

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.